INVENTORIES - Composition of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Abstract]
Raw materials	$ 91,232	$ 61,051
Work in process	62,128	38,850
Finished goods	103,329	72,535
Parts and supplies	23,634	22,080
Current inventories	$ 280,323	$ 194,516